Details of Significant Accounts - Share capital, share repurchase plan and tender offer, additional information (Details) - USD ($) shares in Thousands, $ in Thousands		6 Months Ended	8 Months Ended	12 Months Ended
	May 04, 2023	Jun. 30, 2025	Dec. 31, 2023	Dec. 31, 2024
Share capital
Maximum period authorised for share repurchase		12 months
Perfect class A ordinary shares
Share capital
Share repurchase, authorised amount	$ 20,000
Number of treasury shares repurchased (in shares)	259
Treasury shares repurchased, amount			$ 1,064
Number of treasury shares retired (in shares)		68		191